Portfolio of investments—May 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.29%
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37%	4-20-2055	$680,000	$688,086
Total asset-backed securities (Cost $680,000)				688,086

	Shares
Common stocks: 0.93%
Energy: 0.70%
Oil, gas & consumable fuels: 0.70%
Enviva, Inc. (Acquired 12-06-2024, cost $450,230)†˃	82,510	1,637,823
Health care: 0.23%
Health care providers & services: 0.23%
Modivcare Topco LLC†	94,448	531,270
Total common stocks (Cost $764,487)		2,169,093

			Principal
Corporate bonds and notes: 77.20%
Basic materials: 3.04%
Chemicals: 2.30%
Celanese U.S. Holdings LLC	6.50	4-15-2030	$1,200,000	1,230,605
Celanese U.S. Holdings LLC	7.38	7-15-2032	475,000	499,216
Chemours Co.144A	7.88	3-15-2034	505,000	512,243
Chemours Co.144A	8.00	1-15-2033	1,155,000	1,180,038
FMC Corp.	5.65	5-18-2033	645,000	579,597
FMC Corp.144A%%	8.00	6-1-2031	165,000	172,432
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	1,205,000	1,192,436
				5,366,567
Iron/steel: 0.74%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	1,700,000	1,718,631
Communications: 12.92%
Advertising: 1.32%
Clear Channel Outdoor Holdings, Inc.144A	7.13	2-15-2031	1,460,000	1,509,184
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	500,000	485,863
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	1,050,000	1,095,066
				3,090,113
Internet: 1.92%
AP Core Holdings II LLC144A	11.00	5-15-2031	575,000	602,451
Arches Buyer, Inc.144A	6.13	12-1-2028	1,170,000	1,134,908
Match Group Holdings II LLC144A	5.63	2-15-2029	975,000	975,517
Match Group Holdings II LLC144A	6.13	9-15-2033	655,000	644,072
Wayfair LLC144A	6.75	11-15-2032	1,115,000	1,132,639
				4,489,587
Media: 6.42%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	2,170,000	1,812,551
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 1

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50%	8-15-2030	$3,000,000	$2,791,976
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	130,000	114,067
CSC Holdings LLC144A	3.38	2-15-2031	965,000	536,881
CSC Holdings LLC144A	5.75	1-15-2030	560,000	143,315
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	9.25	6-1-2032	485,000	497,915
Discovery Global Holdings, Inc.	4.28	3-15-2032	435,000	384,414
Discovery Global Holdings, Inc.	5.05	3-15-2042	625,000	425,516
DISH DBS Corp.144A	5.75	12-1-2028	570,000	559,367
DISH Network Corp.144A	11.75	11-15-2027	1,900,000	1,957,722
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	2,903,950	2,966,196
Gray Media, Inc.144A	9.63	7-15-2032	720,000	710,148
Paramount Global	4.20	5-19-2032	640,000	554,180
Sirius XM Radio LLC144A	4.13	7-1-2030	1,625,000	1,531,877
				14,986,125
Telecommunications: 3.26%
APLD ComputeCo 2 LLC144A	6.75	3-15-2031	580,000	584,601
Black Pearl Compute LLC144A	6.13	2-15-2031	570,000	579,924
Core Scientific Finance I LLC144A	7.75	5-15-2031	585,000	598,257
Edged Compute LLC144A	7.50	4-30-2031	595,000	596,536
Level 3 Financing, Inc.144A	6.88	6-30-2033	830,000	854,927
Level 3 Financing, Inc.144A	8.50	1-15-2036	865,000	935,204
PR RNO Property Owner 1 LLC144A	6.50	5-1-2031	820,000	821,123
SV RNO Property Owner 1 LLC144A	5.88	3-1-2031	700,000	691,212
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	8.63	6-15-2032	370,000	387,888
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	1,040,000	1,097,216
WULF Compute LLC144A	7.75	10-15-2030	435,000	457,081
				7,603,969
Consumer, cyclical: 13.50%
Apparel: 0.67%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥	10.00	7-15-2033	1,410,806	1,560,133
Auto manufacturers: 0.09%
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	210,000	215,746
Auto parts & equipment: 1.47%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	1,035,000	1,073,461
Adient Global Holdings Ltd.144A	8.25	4-15-2031	190,000	198,140
American Axle & Manufacturing, Inc.	5.00	10-1-2029	620,000	606,657
American Axle & Manufacturing, Inc.144A	7.75	10-15-2033	425,000	426,173
ZF North America Capital, Inc.144A	6.88	4-23-2032	680,000	668,822
ZF North America Capital, Inc.144A	7.50	3-24-2031	460,000	464,604
				3,437,857
Entertainment: 2.56%
Churchill Downs, Inc.144A	6.75	5-1-2031	1,085,000	1,107,701
Cinemark USA, Inc.144A	7.00	8-1-2032	1,875,000	1,940,734
Discovery Global Holdings, Inc.	4.05	3-15-2029	770,000	765,804
See accompanying notes to portfolio of investments
2 | Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Entertainment(continued)
Six Flags Entertainment Corp.144A	7.25%	5-15-2031	$240,000	$239,284
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC144A	8.63	1-15-2032	500,000	513,450
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	1,390,000	1,420,399
				5,987,372
Home builders: 1.47%
Ashton Woods USA LLC/Ashton Woods Finance Co.144A	6.88	8-1-2033	1,055,000	1,034,300
Century Communities, Inc.144A	6.63	9-15-2033	595,000	590,025
K Hovnanian Enterprises, Inc.144A	8.38	10-1-2033	815,000	822,806
LGI Homes, Inc.144A	8.75	12-15-2028	940,000	974,636
				3,421,767
Home furnishings: 0.11%
Whirlpool Corp.	6.13	6-15-2030	270,000	253,961
Housewares: 0.82%
Central Garden & Pet Co.	4.13	10-15-2030	300,000	283,797
Newell Brands, Inc.	6.38	5-15-2030	810,000	799,196
Newell Brands, Inc.144A	8.50	6-1-2028	800,000	835,318
				1,918,311
Leisure time: 0.81%
NCL Corp. Ltd.144A	6.25	9-15-2033	670,000	642,371
NCL Corp. Ltd.144A	6.75	2-1-2032	510,000	505,385
NCL Corp. Ltd.144A	7.75	2-15-2029	450,000	471,020
Viking Cruises Ltd.144A	5.88	10-15-2033	280,000	280,561
				1,899,337
Lodging: 0.38%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	875,000	895,992
Retail: 5.12%
Advance Auto Parts, Inc.144A	7.38	8-1-2033	1,075,000	1,118,280
Carvana Co.144A	9.00	6-1-2030	1,910,000	1,980,960
Carvana Co.144A	9.00	6-1-2031	595,000	657,617
FirstCash, Inc.144A	6.88	3-1-2032	1,500,000	1,542,318
Lithia Motors, Inc.144A	4.38	1-15-2031	300,000	284,313
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	805,000	805,111
Michaels Cos., Inc.144A	8.50	3-15-2033	610,000	595,539
Michaels Cos., Inc.144A	11.00	3-15-2034	1,225,000	1,158,219
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	990,000	997,552
PetSmart LLC/PetSmart Finance Corp.144A	10.00	9-15-2033	680,000	686,346
QXO Building Products, Inc.144A	6.75	4-30-2032	775,000	789,690
Sally Holdings LLC/Sally Capital, Inc.	6.75	4-1-2032	595,000	611,502
Sonic Automotive, Inc.144A	4.88	11-15-2031	750,000	717,829
				11,945,276
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 3

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 11.53%
Commercial services: 4.39%
ADT Security Corp.144A	5.88%	10-15-2033	$405,000	$395,802
Allied Universal Holdco LLC144A	7.88	2-15-2031	865,000	904,358
Block, Inc.	6.50	5-15-2032	1,000,000	1,018,984
CoreCivic, Inc.	8.25	4-15-2029	700,000	729,717
GEO Group, Inc.	8.63	4-15-2029	660,000	688,213
GEO Group, Inc.	10.25	4-15-2031	1,150,000	1,246,219
Herc Holdings, Inc.144A	7.00	6-15-2030	1,150,000	1,194,934
Herc Holdings, Inc.144A	7.25	6-15-2033	995,000	1,037,921
Service Corp. International	5.75	10-15-2032	700,000	705,683
Sotheby’s/BidFair Holdings, Inc.144A	5.88	6-1-2029	1,495,000	1,421,956
Veritiv Operating Co.144A	10.50	11-30-2030	885,000	908,029
				10,251,816
Food: 0.81%
Industrial F&B Investments III, Inc.144A	7.75	2-11-2033	680,000	693,616
Lamb Weston Holdings, Inc.144A	4.38	1-31-2032	770,000	720,450
Performance Food Group, Inc.144A	6.13	9-15-2032	475,000	480,227
				1,894,293
Healthcare-services: 5.44%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	625,000	588,967
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	730,000	722,700
CHS/Community Health Systems, Inc.144A	6.88	4-15-2029	630,000	623,282
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	259,000	279,070
Concentra Health Services, Inc.144A	6.88	7-15-2032	1,450,000	1,500,801
DaVita, Inc.144A	6.88	9-1-2032	2,335,000	2,418,018
IQVIA, Inc.144A	6.25	6-1-2032	375,000	383,100
LifePoint Health, Inc.144A	7.00	5-1-2034	335,000	327,113
Molina Healthcare, Inc.144A	6.25	1-15-2033	1,170,000	1,169,897
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	960,000	950,035
Radiology Partners, Inc.144A	8.50	7-15-2032	840,000	861,000
Star Parent, Inc.144A	9.00	10-1-2030	1,150,000	1,207,285
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	795,000	796,861
Tenet Healthcare Corp.	6.75	5-15-2031	850,000	875,265
				12,703,394
Pharmaceuticals: 0.89%
AdaptHealth LLC144A	5.13	3-1-2030	1,055,000	1,022,236
Endo Finance Holdings LP144A	8.50	4-15-2031	1,000,000	1,065,816
				2,088,052
Energy: 7.94%
Energy-alternate sources: 0.00%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	3,940,000	0
Oil & gas: 1.83%
California Resources Corp.144A	7.00	1-15-2034	685,000	690,528
See accompanying notes to portfolio of investments
4 | Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
California Resources Corp.144A	8.25%	6-15-2029	$672,000	$701,111
Caturus Energy LLC144A	8.50	2-15-2030	275,000	288,026
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	1,005,000	990,292
Nabors Industries, Inc.144A	9.13	1-31-2030	915,000	958,740
SM Energy Co.144A	9.63	6-15-2033	575,000	640,008
				4,268,705
Oil & gas services: 1.21%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	855,000	875,298
Bristow Group, Inc.144A	6.75	2-1-2033	955,000	963,864
SESI LLC144A	7.88	9-30-2030	785,000	810,321
USA Compression Partners LP/USA Compression Finance Corp.144A	6.25	10-1-2033	170,000	170,647
				2,820,130
Pipelines: 4.90%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	10-15-2033	495,000	489,800
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	375,000	369,215
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	1,480,000	1,568,711
Excelerate Energy LP144A	8.00	5-15-2030	965,000	1,021,767
Harvest Midstream I LP144A	6.75	5-15-2034	735,000	754,602
Harvest Midstream I LP144A	7.50	5-15-2032	335,000	348,077
Hess Midstream Operations LP144A	5.50	10-15-2030	200,000	199,739
Prairie Acquiror LP144A	9.00	8-1-2029	850,000	885,997
Rockies Express Pipeline LLC144A	6.75	3-15-2033	400,000	415,922
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,350,000	1,358,347
Venture Global LNG, Inc.144A	8.38	6-1-2031	850,000	884,501
Venture Global LNG, Inc.144A	9.88	2-1-2032	765,000	817,950
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	1,010,000	997,423
Venture Global Plaquemines LNG LLC144A	7.50	5-1-2033	1,220,000	1,346,383
				11,458,434
Financial: 14.85%
Banks: 2.01%
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	2,330,000	2,365,355
PNC Financial Services Group, Inc. Series U (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.00	5-15-2027	1,165,000	1,165,596
Wells Fargo & Co. (5 Year Treasury Constant Maturity+2.77%)ʊ±	6.85	9-15-2029	1,130,000	1,171,062
				4,702,013
Diversified financial services: 5.30%
EZCORP, Inc.144A	7.38	4-1-2032	680,000	719,806
First Eagle Holdings, Inc.144A	7.25	8-15-2032	580,000	587,968
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	565,000	566,417
Jane Street Group/JSG Finance, Inc.144A	6.75	5-1-2033	675,000	694,164
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	1,040,000	1,077,957
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	390,000	410,256
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 5

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Jefferson Capital Holdings LLC144A	9.50%	2-15-2029	$670,000	$701,769
OneMain Finance Corp.	7.13	9-15-2032	1,165,000	1,174,008
OneMain Finance Corp.	7.88	3-15-2030	1,280,000	1,332,183
PRA Group, Inc.144A	5.00	10-1-2029	765,000	722,928
Provident Funding Associates LP/PFG Finance Corp.144A	9.75	9-15-2029	775,000	810,139
Rocket Cos., Inc.144A	6.13	8-1-2030	450,000	456,893
Rocket Cos., Inc.144A	7.13	2-1-2032	1,050,000	1,087,740
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,600,000	1,528,193
United Wholesale Mortgage LLC144A	6.25	3-15-2031	355,000	325,992
WS Escrow LLC144A%%	7.75	6-1-2033	165,000	168,220
				12,364,633
Insurance: 3.64%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	7.38	10-1-2032	2,620,000	2,606,612
AmWINS Group, Inc.144A	6.38	2-15-2029	735,000	743,544
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.00	12-31-2032	340,000	354,548
Asurion LLC/Asurion Co-Issuer, Inc.144A	8.38	2-1-2034	930,000	908,932
Athene Holding Ltd. (5 Year Treasury Constant Maturity+2.58%)±	6.88	6-28-2055	585,000	566,318
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance144A	7.13	5-15-2031	560,000	562,308
Broadstreet Partners Group LLC144A	5.88	4-15-2029	1,180,000	1,166,481
Global Atlantic Fin Co. (5 Year Treasury Constant Maturity+3.55%)144A±	7.25	3-1-2056	575,000	571,634
HUB International Ltd.144A	7.38	1-31-2032	1,000,000	1,024,440
				8,504,817
Investment Companies: 0.26%
HA Sustainable Infrastructure Capital, Inc. (5 Year Treasury Constant Maturity+4.30%)±	8.00	6-1-2056	565,000	603,171
REITs: 3.64%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	745,000	773,182
Brandywine Operating Partnership LP	6.13	1-15-2031	410,000	384,482
Brandywine Operating Partnership LP	8.88	4-12-2029	535,000	564,313
Iron Mountain, Inc.144A	4.50	2-15-2031	1,775,000	1,695,133
Iron Mountain, Inc.144A	5.25	7-15-2030	360,000	356,109
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	7.00	2-1-2030	845,000	865,158
RHP Hotel Properties LP/RHP Finance Corp.144A	5.75	3-15-2034	850,000	843,266
RHP Hotel Properties LP/RHP Finance Corp.144A	6.50	6-15-2033	890,000	915,471
Starwood Property Trust, Inc.144A	6.50	7-1-2030	1,100,000	1,125,962
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	365,000	354,610
Vornado Realty LP	5.75	2-1-2033	625,000	622,994
				8,500,680
Industrial: 5.45%
Aerospace/defense: 0.53%
TransDigm, Inc.144A	6.63	3-1-2032	1,200,000	1,234,240
See accompanying notes to portfolio of investments
6 | Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Building materials: 1.70%
Builders FirstSource, Inc.144A	6.75%	5-15-2035	$1,120,000	$1,131,155
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	1,275,000	1,303,500
Quikrete Holdings, Inc.144A	6.38	3-1-2032	325,000	330,936
Quikrete Holdings, Inc.144A	6.75	3-1-2033	700,000	710,061
Standard Building Solutions, Inc.144A	6.25	8-1-2033	500,000	500,757
				3,976,409
Electrical components & equipment: 0.89%
Energizer Holdings, Inc.144A	4.38	3-31-2029	1,095,000	1,054,009
WESCO Distribution, Inc.144A	6.63	3-15-2032	1,000,000	1,031,542
				2,085,551
Electronics: 0.14%
Sensata Technologies, Inc.144A	6.63	7-15-2032	320,000	331,415
Packaging & containers: 1.24%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	4.00	9-1-2029	865,000	820,453
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	1,110,000	1,066,535
Sword Purchaser LLC144A	8.25	4-15-2033	985,000	1,014,385
				2,901,373
Transportation: 0.39%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	900,000	913,559
Trucking & leasing: 0.56%
FTAI Aviation Investors LLC144A	7.00	5-1-2031	1,100,000	1,140,323
FTAI Aviation Investors LLC144A	7.00	6-15-2032	150,000	154,974
				1,295,297
Technology: 4.99%
Computers: 0.45%
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	1,005,000	1,051,405
Office/business equipment: 0.46%
Zebra Technologies Corp.144A	6.50	6-1-2032	1,060,000	1,075,266
Semiconductors: 0.30%
Entegris, Inc.144A	5.95	6-15-2030	690,000	697,121
Software: 3.78%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	1,800,000	1,735,109
Cloud Software Group, Inc.144A	8.25	6-30-2032	1,350,000	1,325,374
Cloud Software Group, Inc.144A	9.00	9-30-2029	1,085,000	1,072,111
CoreWeave, Inc.144A	9.00	2-1-2031	1,020,000	1,034,198
CoreWeave, Inc.144A	9.75	10-1-2031	415,000	428,061
Ellucian Holdings, Inc.144A	6.50	12-1-2029	505,000	498,297
Oak-Eagle AcquireCo, Inc.144A	7.25	7-1-2033	460,000	479,710
Oak-Eagle AcquireCo, Inc.144A	8.75	7-1-2034	495,000	523,140
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 7

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software(continued)
Rocket Software, Inc.144A	6.50%	2-15-2029	$245,000	$229,157
Rocket Software, Inc.144A	9.00	11-28-2028	1,100,000	1,109,516
SS&C Technologies, Inc.144A	6.50	6-1-2032	400,000	403,562
				8,838,235
Utilities: 2.98%
Electric: 2.98%
Duke Energy Corp. (5 Year Treasury Constant Maturity+2.59%)±	6.45	9-1-2054	1,100,000	1,145,564
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	795,000	811,869
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	1,295,000	1,348,700
PacifiCorp (5 Year Treasury Constant Maturity+3.29%)±	7.13	8-15-2056	935,000	939,822
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	1,150,000	1,171,140
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	680,000	684,411
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	800,000	860,536
				6,962,042
Total corporate bonds and notes (Cost $177,235,384)				180,312,795
Loans: 4.38%
Basic materials: 0.10%
Chemicals: 0.10%
Chemours Co. (U.S. SOFR 1 Month+3.50%)±	7.12	10-15-2032	235,000	234,354
Communications: 0.72%
Media: 0.51%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.18	8-2-2029	885,137	889,811
EW Scripps Co. (U.S. SOFR 1 Month+5.75%)±	9.47	6-30-2028	309,863	308,830
				1,198,641
Telecommunications: 0.21%
Connect Finco Sarl (U.S. SOFR 1 Month+4.50%)±	8.12	9-27-2029	476,354	477,655
Consumer, cyclical: 1.20%
Airlines: 0.29%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.44	4-1-2031	684,581	678,303
Housewares: 0.39%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	9.37	10-30-2029	914,908	911,477
Retail: 0.52%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+4.25%)±	7.95	2-3-2031	650,000	632,190
Tory Burch LLC (U.S. SOFR 1 Month+4.00%)±	7.62	4-30-2031	585,000	583,292
				1,215,482
Consumer, non-cyclical: 0.50%
Healthcare-products: 0.20%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+3.75%)±	7.37	1-15-2031	457,700	459,188
See accompanying notes to portfolio of investments
8 | Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services: 0.30%
Modivcare Buyer LLC (U.S. SOFR 3 Month+5.00%)‡±	8.70%	12-30-2032	$703,194	$590,682
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+3.75%)±	7.41	12-31-2030	108,178	107,444
				698,126
Energy: 0.44%
Pipelines: 0.44%
Crescent Midstream Intermediate Holdings LLC (U.S. SOFR 3 Month+3.75%)±	7.40	2-18-2033	585,000	588,656
Prairie Acquiror LP (U.S. SOFR 1 Month+3.25%)±	6.87	8-1-2029	441,065	442,855
				1,031,511
Financial: 0.18%
Insurance: 0.18%
Asurion LLC (U.S. SOFR 3 Month+4.25%)±	7.91	9-19-2030	423,458	423,259
Industrial: 0.86%
Machinery-diversified: 0.35%
TK Elevator Midco GmbH (U.S. SOFR 3 Month+2.75%)±	6.44	4-30-2030	800,000	806,000
Packaging & containers: 0.51%
Mauser Packaging Solutions Holding Co. (U.S. SOFR 1 Month+3.50%)±	7.15	4-15-2030	595,000	585,081
Owens-Illinois, Inc. (U.S. SOFR 1 Month+3.00%)±	6.62	9-30-2032	623,438	617,397
				1,202,478
Technology: 0.38%
Computers: 0.26%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	6.62	3-1-2029	671,500	608,668
Software: 0.12%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.37	11-28-2028	298,932	290,682
Total loans (Cost $10,407,437)				10,235,824
Yankee corporate bonds and notes: 13.45%
Communications: 3.82%
Internet: 0.72%
Rakuten Group, Inc.144A	9.75	4-15-2029	1,545,000	1,688,197
Media: 1.19%
Virgin Media Finance PLC144A	5.00	7-15-2030	550,000	451,563
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	1,610,000	1,400,976
VZ Secured Financing BV144A	5.00	1-15-2032	1,050,000	911,619
				2,764,158
Telecommunications: 1.91%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	2,050,000	2,125,773
Telecom Italia Capital SA	7.20	7-18-2036	930,000	1,013,307
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 9

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63%	6-9-2056	$225,000	$224,302
TELUS Corp. (5 Year Treasury Constant Maturity+2.77%)±	6.63	10-15-2055	1,085,000	1,099,524
				4,462,906
Consumer, cyclical: 2.46%
Airlines: 0.87%
Latam Airlines Group SA144A	7.63	1-7-2031	605,000	626,556
Latam Airlines Group SA144A	7.88	4-15-2030	835,000	870,404
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	6.38	2-1-2030	575,000	524,448
				2,021,408
Auto manufacturers: 0.36%
Nissan Motor Co. Ltd.144A	8.13	7-17-2035	795,000	844,192
Entertainment: 0.26%
Banijay Entertainment SASU144A	8.13	5-1-2029	600,000	617,361
Leisure time: 0.97%
Carnival Corp. Ltd.144A	5.75	8-1-2032	1,075,000	1,085,945
Carnival Corp. Ltd.144A	6.13	2-15-2033	1,175,000	1,190,026
				2,275,971
Consumer, non-cyclical: 2.68%
Cosmetics/Personal Care: 0.94%
Opal Bidco SAS144A	6.50	3-31-2032	925,000	940,298
Perrigo Finance Unlimited Co.	6.13	9-30-2032	1,325,000	1,264,823
				2,205,121
Food: 0.25%
Froneri Lux Finco Sarl144A	6.00	8-1-2032	590,000	575,326
Healthcare-products: 0.47%
Bausch & Lomb Corp.144A	8.38	10-1-2028	1,060,000	1,094,450
Pharmaceuticals: 1.02%
1261229 BC Ltd.144A	10.00	4-15-2032	1,985,000	2,032,277
Bausch Health Cos., Inc.144A	6.25	2-15-2029	485,000	346,775
				2,379,052
Energy: 0.33%
Oil & gas: 0.33%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	379,088	398,070
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	366,000	383,380
				781,450
Financial: 2.81%
Banks: 1.80%
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	735,000	782,959
See accompanying notes to portfolio of investments
10 | Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)144Aʊ±	6.88%	12-15-2033	$790,000	$784,807
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	965,000	1,031,884
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.24%)144Aʊ±	6.63	1-8-2031	1,180,000	1,184,517
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	400,000	423,188
				4,207,355
Diversified financial services: 1.01%
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	1,270,000	1,298,024
goeasy Ltd.144A	7.63	7-1-2029	1,135,000	1,067,245
				2,365,269
Industrial: 0.89%
Packaging & containers: 0.89%
Ardagh Group SA (PIK at 6.50%)144A¥	12.00	12-1-2030	385,000	357,684
Trivium Packaging Finance BV144A	8.25	7-15-2030	711,000	750,073
Trivium Packaging Finance BV144A	12.25	1-15-2031	875,000	965,368
				2,073,125
Technology: 0.16%
Semiconductors: 0.16%
Kioxia Holdings Corp.144A	6.63	7-24-2033	360,000	377,427
Utilities: 0.30%
Electric: 0.30%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	700,000	693,564
Total yankee corporate bonds and notes (Cost $31,121,743)				31,426,332

		Yield	Shares
Short-term investments: 2.68%
Investment companies: 2.68%
Allspring Government Money Market Fund Select Class♠∞##		3.56	6,256,167	6,256,167
Total short-term investments (Cost $6,256,167)				6,256,167
Total investments in securities (Cost $226,465,218)	98.93%			231,088,297
Other assets and liabilities, net	1.07			2,493,573
Total net assets	100.00%			$233,581,870

See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 11

Portfolio of investments—May 31, 2026 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with current value of $1,637,823 (original cost of $450,230), representing 0.70% of its net assets as of period end.

%%	The security is purchased on a when-issued basis.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$952,419	$63,105,751	$(57,802,003)	$0	$0	$6,256,167	6,256,167	$106,962
See accompanying notes to portfolio of investments
12 | Allspring High Yield Bond Fund

Notes to portfolio of investments—May 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring High Yield Bond Fund | 13

Notes to portfolio of investments—May 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$688,086	$0	$688,086
Common stocks
Energy	0	1,637,823	0	1,637,823
Health care	0	531,270	0	531,270
Corporate bonds and notes	0	180,312,795	0	180,312,795
Loans	0	9,645,142	590,682	10,235,824
Yankee corporate bonds and notes	0	31,426,332	0	31,426,332
Short-term investments
Investment companies	6,256,167	0	0	6,256,167
Total assets	$6,256,167	$224,241,448	$590,682	$231,088,297
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At May 31, 2026, the Fund did not have any transfers into/out of Level 3.
14 | Allspring High Yield Bond Fund